Annual Fund Operating Expenses	May 01, 2026
Blue Chip Account
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Blue Chip Account | Blue Chip Account Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	0.90%
Bond Market Index Account | Bond Market Index Account, Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.15%
Core Plus Bond Account | Core Plus Bond Account, Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.50%
Diversified Balanced Account | Diversified Balanced Account, Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.18%
Expenses (as a percentage of Assets)	0.24%
Diversified Balanced Account | Diversified Balanced Account, Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.18%
Expenses (as a percentage of Assets)	0.49%
Diversified Balanced Adaptive Allocation Account | Diversified Balanced Adaptive Allocation Account, Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.15%
Expenses (as a percentage of Assets)	0.53%
Diversified Growth Account | Diversified Growth Account, Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.19%
Expenses (as a percentage of Assets)	0.49%
Diversified Growth Adaptive Allocation Account | Diversified Growth Adaptive Allocation Account, Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	0.53%
Diversified Income Account | Diversified Income Account, Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	0.48%
Diversified International Account | Diversified International Account, Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.86%
Equity Income Account | Equity Income Account, Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.48%
Equity Income Account | Equity Income Account, Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.73%
Global Emerging Markets Account | Global Emerging Markets Account Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Other Expenses (as a percentage of Assets):	0.12%
Net Expenses (as a percentage of Assets)	1.12%
Government and High Quality Bond Account | Government and High Quality Bond Account, Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.50%
LargeCap Growth Account I | LargeCap Growth Account I Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	0.67%
LargeCap S&P 500 Index Account | LargeCap S&P 500 Index Account Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.20%
LargeCap S&P 500 Index Account | LargeCap S&P 500 Index Account Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.45%
MidCap Account | MidCap Account Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.53%
MidCap Account | MidCap Account Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.78%
Principal Capital Appreciation Account | Principal Capital Appreciation Account, Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.63%
Principal Capital Appreciation Account | Principal Capital Appreciation Account, Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.88%
Principal Lifetime Strategic Income Account | Principal LifeTime Strategic Income Account Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.45%
Expenses (as a percentage of Assets)	0.48%
Principal Lifetime 2020 Account | Principal LifeTime 2020 Account Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	0.47%
Principal Lifetime 2030 Account | Principal LifeTime 2030 Account Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.49%
Expenses (as a percentage of Assets)	0.50%
Principal Lifetime 2040 Account | Principal LifeTime 2040 Account Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.53%
Expenses (as a percentage of Assets)	0.54%
Principal Lifetime 2050 Account | Principal LifeTime 2050 Account Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.56%
Expenses (as a percentage of Assets)	0.58%
Principal Lifetime 2060 Account | Principal LifeTime 2060 Account Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.57%
Expenses (as a percentage of Assets)	0.61%
Real Estate Securities Account | Real Estate Securities Account Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.78%
Real Estate Securities Account | Real Estate Securities Account Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.03%
Strategic Asset Management Balanced Portfolio Account | Strategic Asset Management Balanced Portfolio Account Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.45%
Expenses (as a percentage of Assets)	0.68%
Strategic Asset Management Balanced Portfolio Account | Strategic Asset Management Balanced Portfolio Account Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.45%
Expenses (as a percentage of Assets)	0.93%
Strategic Asset Management Conservative Balanced Portfoilio Account | Strategic Asset Management Conservative Balanced Portfolio Account Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.43%
Expenses (as a percentage of Assets)	0.67%
Strategic Asset Management Conservative Balanced Portfoilio Account | Strategic Asset Management Conservative Balanced Portfolio Account Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.43%
Expenses (as a percentage of Assets)	0.92%
Strategic Asset Management Conservative Growth Portfolio Account | Strategic Asset Management Conservative Growth Portfolio Account Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	0.72%
Strategic Asset Management Conservative Growth Portfolio Account | Strategic Asset Management Conservative Growth Portfolio Account Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	0.97%
Strategic Asset Management Flexible Income Portfolio Account | Strategic Asset Management Flexible Income Portfolio Account Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.40%
Expenses (as a percentage of Assets)	0.64%
Strategic Asset Management Flexible Income Portfolio Account | Strategic Asset Management Flexible Income Portfolio Account Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.40%
Expenses (as a percentage of Assets)	0.90%
Strategic Asset Management Strategic Growth Portfolio Account | Strategic Asset Management Strategic Growth Portfolio Account Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.51%
Expenses (as a percentage of Assets)	0.75%
Strategic Asset Management Strategic Growth Portfolio Account | Strategic Asset Management Strategic Growth Portfolio Account Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.51%
Expenses (as a percentage of Assets)	1.00%
Short-Term Income Account | Short-Term Income Account Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.42%
SmallCap Account | SmallCap Account, Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.84%
SmallCap Account | SmallCap Account, Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	1.10%
U.S. LargeCap S&P 500 Index Buffer January Account
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
U.S. LargeCap S&P 500 Index Buffer January Account | U.S. LargeCap S&P 500 Index Buffer January Account Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%	[3]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.02%)	[4]
Net Expenses (as a percentage of Assets)	0.99%
U.S. LargeCap S&P 500 Index Buffer April Account
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
U.S. LargeCap S&P 500 Index Buffer April Account | U.S. LargeCap S&P 500 Index Buffer April Account Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.03%)	[5]
Net Expenses (as a percentage of Assets)	0.98%
U.S. LargeCap S&P 500 Index Buffer July Account
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
U.S. LargeCap S&P 500 Index Buffer July Account | U.S. LargeCap S&P 500 Index Buffer July Account Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%	[6]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	(0.02%)	[7]
Net Expenses (as a percentage of Assets)	1.00%
U.S. LargeCap S&P 500 Index Buffer October Account
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
U.S. LargeCap S&P 500 Index Buffer October Account | U.S. LargeCap S&P 500 Index Buffer October Account Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%	[8]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.01%)	[9]
Net Expenses (as a percentage of Assets)	0.99%

[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class 2 shares. It is expected the expense limit will continue through the period ending April 30, 2027; however, Principal Variable Contracts Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to waive a portion of the Fund's management fees through the period ending April 30, 2027. The fee waiver will reduce the Fund's management fees by 0.016% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Variable Contracts Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
[3]	Includes 0.01% of interest expense on borrowings. The expense is not subject to the contractual expense limit.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.95% for Class 2 shares. It is expected the expense limit will continue through the period ending April 30, 2027; however, Principal Variable Contracts Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[5]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.95% for Class 2 shares. It is expected the expense limit will continue through the period ending April 30, 2027; however, Principal Variable Contracts Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[6]	Includes 0.02% of interest expense on borrowings. The expense is not subject to the contractual expense limit.
[7]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.95% for Class 2 shares. It is expected the expense limit will continue through the period ending April 30, 2027; however, Principal Variable Contracts Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[8]	Includes 0.01% of interest expense on borrowings. The expense is not subject to the contractual expense limit.
[9]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.95% for Class 2 shares. It is expected the expense limit will continue through the period ending April 30, 2027; however, Principal Variable Contracts Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.